Label	Element	Value
UBS Select Treasury Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001060517_SupplementTextBlock

Money Market Funds	Prospectus Supplement

UBS Money Series

UBS Select Treasury Institutional Fund

Supplement to the Prospectus (the “Prospectus”) dated August 28, 2015, as supplemented

March 29, 2016

The Prospectus is hereby supplemented as shown below.

Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select Treasury Institutional Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Effective April 14, 2016, each section captioned “Fund summary” and sub-captioned “Principal Risks” of the Prospectus is revised by replacing all of the first paragraph of that section, except for the last sentence, with the following:

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.